UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2018 Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Mid Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.6%
Commercial Services - 2.3%
Booz Allen Hamilton Holding Corp.	48,200	2,392,166
Brink’s Co.	21,100	1,471,725

		3,863,891

Communications - 1.4%
CenturyLink, Inc.	68,100	1,443,720
SBA Communications Corp. *	5,800	931,654

		2,375,374

Consumer Durables - 1.4%
Electronic Arts, Inc. *	20,000	2,409,800

Consumer Non-Durables - 3.1%
Coca-Cola European Partners, PLC	40,700	1,850,629
Pinnacle Foods, Inc.	42,000	2,722,020
VF Corp.	8,900	831,705

		5,404,354

Consumer Services - 4.9%
Cinemark Holdings, Inc.	24,100	968,820
Dunkin’ Brands Group, Inc.	23,600	1,739,792
Marriott International, Inc.	17,732	2,341,156
Nexstar Media Group, Inc.	11,600	944,240
Service Corp. International	55,500	2,453,100

		8,447,108

Electronic Technology - 10.9%
Applied Materials, Inc.	75,700	2,925,805
Arista Networks, Inc. *	17,900	4,758,894
Broadcom, Inc.	15,700	3,873,661
Cabot Microelectronics Corp.	7,425	766,037
Ciena Corp. *	37,900	1,183,996
Garmin, Ltd.	12,300	861,615
NVIDIA Corp.	3,200	899,264
Skyworks Solutions, Inc.	38,300	3,474,193

		18,743,465

Energy Minerals - 2.1%
Continental Resources, Inc. *	6,500	443,820
Marathon Petroleum Corp.	39,010	3,119,630

		3,563,450

Finance - 9.8%
Affiliated Managers Group, Inc.	9,700	1,326,184
Ameriprise Financial, Inc.	7,800	1,151,748
Arthur J Gallagher & Co.	18,900	1,406,916
Carlyle Group LP	68,500	1,544,675
First Republic Bank	25,800	2,476,800
Intercontinental Exchange, Inc.	28,500	2,134,365
Legg Mason, Inc.	53,000	1,655,190
SVB Financial Group *	8,800	2,735,304
T Rowe Price Group, Inc.	7,800	851,604

Name of Issuer	Quantity	Fair Value ($)

United Rentals, Inc. *	2,500	409,000
Western Alliance Bancorp *	20,600	1,171,934

		16,863,720

Health Services - 3.0%
Centene Corp. *	23,000	3,329,940
Encompass Health Corp.	24,100	1,878,595

		5,208,535

Health Technology - 9.7%
ABIOMED, Inc. *	1,925	865,769
Alexion Pharmaceuticals, Inc. *	7,900	1,098,179
Align Technology, Inc. *	8,900	3,481,858
Edwards Lifesciences Corp. *	11,400	1,984,740
Exact Sciences Corp. *	13,000	1,025,960
Insulet Corp. *	12,700	1,345,565
Jazz Pharmaceuticals, PLC *	5,700	958,341
Neurocrine Biosciences, Inc. *	9,950	1,223,352
Thermo Fisher Scientific, Inc.	15,250	3,722,220
West Pharmaceutical Services, Inc.	8,300	1,024,801

		16,730,785

Industrial Services - 3.5%
Jacobs Engineering Group, Inc.	19,100	1,461,150
Waste Connections, Inc.	57,150	4,558,856

		6,020,006

Process Industries - 4.0%
Ecolab, Inc.	22,300	3,496,194
International Paper Co.	25,100	1,233,665
Scotts Miracle-Gro Co.	27,600	2,172,948

		6,902,807

Producer Manufacturing - 8.8%
AMETEK, Inc.	24,000	1,898,880
Anixter International, Inc. *	21,186	1,489,376
Carlisle Cos., Inc.	17,700	2,155,860
Hubbell, Inc.	16,000	2,137,120
Ingersoll-Rand, PLC	31,700	3,242,910
Parker-Hannifin Corp.	14,600	2,685,378
Rockwell Automation, Inc.	8,000	1,500,160

		15,109,684

Retail Trade - 6.2%
Camping World Holdings, Inc.	53,300	1,136,356
TJX Cos., Inc.	48,900	5,477,778
Ulta Beauty, Inc. *	14,100	3,977,892

		10,592,026

Technology Services - 22.3%
ANSYS, Inc. *	13,000	2,426,840
Aspen Technology, Inc. *	19,900	2,266,809
Atlassian Corp., PLC *	26,800	2,576,552
Autodesk, Inc. *	17,900	2,794,369

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Booking Holdings, Inc. *	1,900	3,769,600
Cognizant Technology Solutions Corp.	22,300	1,720,445
Euronet Worldwide, Inc. *	31,275	3,134,380
GoDaddy, Inc. *	21,600	1,801,224
Guidewire Software, Inc. *	19,300	1,949,493
HubSpot, Inc. *	3,800	573,610
PTC, Inc. *	39,600	4,205,124
Qualys, Inc. *	15,150	1,349,865
Red Hat, Inc. *	11,200	1,526,336
Splunk, Inc. *	25,200	3,046,932
Talend SA, ADR *	22,200	1,548,228
Ultimate Software Group, Inc. *	11,200	3,608,528

		38,298,335

Transportation - 3.1%
Alaska Air Group, Inc.	26,400	1,817,904
Golar LNG, Ltd.	38,200	1,061,960
XPO Logistics, Inc. *	20,900	2,386,153

		5,266,017

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.1%
WEC Energy Group, Inc.	27,800	1,855,928

Total Common Stocks (cost: $88,438,072)		167,655,285

Short-Term Securities - 2.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	4,251,062	4,251,062

(cost: $4,251,062)
Total Investments in Securities - 100.1% (cost: $92,689,134)		171,906,347
Other Assets and Liabilities, net - (0.1%)		(143,216)

Total Net Assets - 100.0%		$171,763,131

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depository Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	167,655,285	—	—	167,655,285
Short-Term Securities	4,251,062	—	—	4,251,062

Total:	171,906,347	—	—	171,906,347

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2018 is included with the Fund’s schedule of investments.

At September 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$79,894,859	($677,646)	$79,217,213	$92,689,134

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: October 24, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date: October 24, 2018